Basis of Presentation and Summary of Significant Accounting Policies (Details)	Mar. 29, 2021 $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Basis of Presentation and Summary of Significant Accounting Policies
Stock split, conversion ratio	0.333
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01